Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT
Cash	$ 494,443	$ 114,488
Accounts Receivable	297,309	15,864
GST Recoverable	9,044	2,372
Prepaid Expenses	159,312	6,001
Total assets	960,108	138,725
CURRENT
Trade and Other Payables	150,213	254,197
Liabilities to Customers	297,309	10,319
Convertible Promissory Notes - Current Portion	1,294,693	224,597
Total current liabilities	1,742,215	489,113
Convertible Promissory Notes	287,802	170,776
Total Liabilities	2,030,017	659,889
SHAREHOLDERS' DEFICIENCY
Share Capital	4,106,207	3,645,457
Share Subscriptions Received		334,975
Deficit	(5,176,116)	(4,501,596)
Total shareholders' deficiency	(1,069,909)	(521,164)
Total Liabilities and shareholders' deficiency	$ 960,108	$ 138,725